Retirement benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	₨ (229)	$ (3)	₨ (213)
Decrease by 0.50%	248	3	231
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase by 0.50%	217	3	208
Decrease by 0.50%	₨ (209)	$ (3)	₨ (199)